Benefit Plans - Investment of Fair Value of Plan Assets as a Percentage of the Total (Details)	Dec. 31, 2022	Dec. 31, 2021
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	70.00%	69.50%
Debt securities
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	27.80%	28.00%
Cash and cash equivalents
Benefit Plan
Fair value of plan assets as a percentage of the total was invested	2.20%	2.50%